Income Taxes (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Income Taxes [Abstract]
Profit (loss) before income taxes	₪ (237,534)	$ (68,513)	₪ (316,961)	[1]	₪ (366,751)	[1]
Israeli company's statutory tax rate	24.00%	24.00%	25.00%		26.50%
The theoretical tax	₪ (57,008)		₪ (79,241)		₪ (97,189)
Differences in tax burden in respect of:
Exempt income, net of unrecognized expenses	11,139		673		9,991
Prior-year losses for which deferred taxes had not previously been recorded, including utilization	(940)		(2,873)		(17,805)
Losses and other timing differences for which deferred taxes had not been recorded	39,272		60,545		104,115
The effect of different measurement principles applied for the financial statements and those applied for income tax purposes (including exchange differences)	5,330		(1,493)		7,457
Differences in tax rates on income of foreign subsidiaries	(2,034)		11,830		(13,916)
The Group's share in results of associated companies	4,849		13,579		11,620
Taxes for prior years	11,404
Other differences, net	(768)				129
Income tax expense	₪ 11,244	$ 3,243	₪ 3,020	[1]	₪ 4,402	[1]

[1]	Reclassified (discontinued operations). Refer to Note 19.